Shareholder Report, Line Graph (Details) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
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MSCI ACWI Net TR Index
Account Value [Line Items]
Line Graph and Table Measure Name			NDUEACWF
Account Value	$ 24,526	$ 24,526	$ 24,526	$ 23,969		$ 23,375	$ 23,004	$ 22,503	$ 21,625	$ 22,363		$ 21,682	$ 20,790	$ 20,669	$ 19,721	$ 18,055	$ 18,615	$ 19,418	$ 19,976	$ 19,270	$ 18,213	$ 18,410		$ 18,149	$ 17,606	$ 18,126	$ 16,913		$ 17,606	$ 16,339			$ 15,409	$ 17,040	$ 17,692	$ 16,537	$ 18,059	$ 18,038	$ 19,607	$ 19,192	$ 19,701	$ 20,718	$ 19,921	$ 20,413		$ 19,422	$ 20,258	$ 19,764	$ 19,628	$ 19,373	$ 19,076		$ 18,277		$ 17,802	$ 17,399	$ 17,478	$ 16,703	$ 14,870	$ 15,240	$ 15,748	$ 14,840	$ 14,094	$ 13,658	$ 13,089	$ 11,822	$ 13,667	$ 14,868	$ 15,034	$ 14,523	$ 14,177	$ 13,799	$ 13,515	$ 13,843	$ 13,803	$ 12,955	$ 13,771	$ 13,322	$ 13,156	$ 12,813	$ 11,876	$ 12,776	$ 12,591			$ 13,611	$ 13,552	$ 13,447	$ 13,053	$ 13,124	$ 13,108		$ 12,984	$ 13,268	$ 13,850	$ 13,110	$ 12,902	$ 12,657		$ 12,399	$ 12,164	$ 12,118	$ 11,789	$ 11,735	$ 11,482	$ 11,305	$ 11,169	$ 10,864	$ 10,575	$ 10,351	$ 10,273	$ 10,451	$ 10,387	$ 10,352	$ 9,924	$ 9,985	$ 9,972	$ 9,827	$ 9,149	$ 9,213	$ 9,804	$ 9,984	$ 10,067	$ 9,334	$ 9,685	$ 10,398		$ 10,309	$ 10,557	$ 10,571	$ 10,273	$ 10,435	$ 9,884	$ 10,041	$ 10,239	$ 10,070	$ 10,000
S&P 500 Index Total Return
Account Value [Line Items]
Line Graph and Table Measure Name			SPTR
Account Value	15,496	15,496	$ 15,496	15,172		14,813	14,635	14,128	13,460	14,033		13,596	12,907	12,694	12,142	11,126	11,365	11,934	12,127	11,749	11,021	10,973		10,805	10,422	10,683	10,051	$ 10,000
MSCI ACWI Net TR Index
Account Value [Line Items]
Line Graph and Table Measure Name			NDUEACWF
Account Value	13,021	13,021	$ 13,021	12,725		12,410	12,213	11,947	11,481	11,872		11,511	11,037	10,973	10,470	9,585	9,883	10,309	10,605	10,231	9,669	9,774		9,635	9,347	9,623	8,979		9,347	8,674			8,181	9,047	9,393	8,779	9,588	9,576	10,410	10,189	10,459	10,999	10,576	10,837		10,311	10,755	10,493	10,421	10,285	10,128	$ 10,000
S&P 500 Index Total Return
Account Value [Line Items]
Line Graph and Table Measure Name			SPTR
Account Value	23,737	23,737	$ 23,737	23,240		22,690	22,417	21,640	20,618	21,496		20,826	19,770	19,444	18,599	17,042	17,408	18,280	18,576	17,997	16,882	16,809		16,551	15,964	16,364	15,396		16,338	15,473			14,314	15,766	16,436	15,049	16,403	16,373	17,937	17,295	17,829	18,801	17,995	18,121		16,934	17,760	17,236	16,836	16,452	16,338		15,510		14,859	14,461	14,608	14,067	12,679	13,026	13,540	12,632	11,958	11,725	11,192	9,920	11,318	12,333	12,338	11,977	11,557	11,312	11,104	11,283	11,123	10,391	11,096	10,664	10,461	10,135	9,384	10,315	10,109	$ 10,000
MSCI ACWI Net TR Index
Account Value [Line Items]
Line Graph and Table Measure Name			NDUEACWF
Account Value	24,526	24,526	$ 24,526	23,969		23,375	23,004	22,503	21,625	22,363		21,682	20,790	20,669	19,721	18,055	18,615	19,418	19,976	19,270	18,213	18,410		18,149	17,606	18,126	16,913		17,606	16,339			15,409	17,040	17,692	16,537	18,059	18,038	19,607	19,192	19,701	20,718	19,921	20,413		19,422	20,258	19,764	19,628	19,373	19,076		18,277		17,802	17,399	17,478	16,703	14,870	15,240	15,748	14,840	14,094	13,658	13,089	11,822	13,667	14,868	15,034	14,523	14,177	13,799	13,515	13,843	13,803	12,955	13,771	13,322	13,156	12,813	11,876	12,776	12,591			13,611	13,552	13,447	13,053	13,124	13,108		12,984	13,268	13,850	13,110	12,902	12,657		12,399	12,164	12,118	11,789	11,735	11,482	11,305	11,169	10,864	10,575	10,351	10,273	10,451	10,387	10,352	9,924	9,985	9,972	9,827	9,149	9,213	9,804	9,984	10,067	9,334	9,685	10,398		10,309	10,557	10,571	10,273	10,435	9,884	10,041	10,239	10,070	10,000
MSCI ACWI Net TR Index
Account Value [Line Items]
Line Graph and Table Measure Name			NDUEACWF
Account Value	$ 24,526	24,526	$ 24,526	23,969		23,375	23,004	22,503	21,625	22,363		21,682	20,790	20,669	19,721	18,055	18,615	19,418	19,976	19,270	18,213	18,410		18,149	17,606	18,126	16,913		17,606	16,339			15,409	17,040	17,692	16,537	18,059	18,038	19,607	19,192	19,701	20,718	19,921	20,413		19,422	20,258	19,764	19,628	19,373	19,076		18,277		17,802	17,399	17,478	16,703	14,870	15,240	15,748	14,840	14,094	13,658	13,089	11,822	13,667	14,868	15,034	14,523	14,177	13,799	13,515	13,843	13,803	12,955	13,771	13,322	13,156	12,813	11,876	12,776	12,591			13,611	13,552	13,447	13,053	13,124	13,108		12,984	13,268	13,850	13,110	12,902	12,657		12,399	12,164	12,118	11,789	11,735	11,482	11,305	11,169	10,864	10,575	10,351	10,273	10,451	10,387	10,352	9,924	9,985	9,972	9,827	9,149	9,213	9,804	9,984	10,067	9,334	9,685	10,398		10,309	10,557	10,571	10,273	10,435	9,884	10,041	10,239	10,070	10,000
MSCI ACWI Net TR Index
Account Value [Line Items]
Line Graph and Table Measure Name	NDUEACWF
Account Value	$ 10,269	10,269	$ 10,269	10,036	$ 10,000
MSCI ACWI Net TR Index
Account Value [Line Items]
Line Graph and Table Measure Name			NDUEACWF
Account Value	24,526	24,526	$ 24,526	23,969		23,375	23,004	22,503	21,625	22,363		21,682	20,790	20,669	19,721	18,055	18,615	19,418	19,976	19,270	18,213	18,410		18,149	17,606	18,126	16,913		17,606	16,339			15,409	17,040	17,692	16,537	18,059	18,038	19,607	19,192	19,701	20,718	19,921	20,413		19,422	20,258	19,764	19,628	19,373	19,076		18,277		17,802	17,399	17,478	16,703	14,870	15,240	15,748	14,840	14,094	13,658	13,089	11,822	13,667	14,868	15,034	14,523	14,177	13,799	13,515	13,843	13,803	12,955	13,771	13,322	13,156	12,813	11,876	12,776	12,591			13,611	13,552	13,447	13,053	13,124	13,108		12,984	13,268	13,850	13,110	12,902	12,657		12,399	12,164	12,118	11,789	11,735	11,482	11,305	11,169	10,864	10,575	10,351	10,273	10,451	10,387	10,352	9,924	9,985	9,972	9,827	9,149	9,213	9,804	9,984	10,067	9,334	9,685	10,398		10,309	10,557	10,571	10,273	10,435	9,884	10,041	10,239	10,070	10,000
S&P 500 Index Total Return
Account Value [Line Items]
Line Graph and Table Measure Name			SPTR
Account Value	15,972	15,972	$ 15,972	15,638		15,268	15,084	14,562	13,874	14,465		14,014	13,304	13,084	12,515	11,468	11,714	12,301	12,500	12,111	11,360	11,311		11,137	10,743	11,011	10,360		10,994	10,412	$ 10,000
S&P 500 Index Total Return
Account Value [Line Items]
Line Graph and Table Measure Name			SPTR
Account Value	24,616	24,616	$ 24,616	24,101		23,531	23,248	22,442	21,382	22,293		21,598	20,503	20,164	19,288	17,674	18,053	18,957	19,264	18,664	17,507	17,432		17,164	16,556	16,970	15,967		16,943	16,046			14,844	16,350	17,045	15,606	17,010	16,979	18,601	17,935	18,489	19,498	18,662	18,792		17,562	18,418	17,875	17,460	17,062	16,943		16,085		15,410	14,996	15,149	14,588	13,149	13,508	14,042	13,100	12,401	12,159	11,606	10,288	11,737	12,790	12,795	12,420	11,985	11,731	11,516	11,701	11,535	10,776	11,507	11,059	10,848	10,511	9,731	10,697	10,483			11,253	11,189	10,836	10,447	10,383	10,139	$ 10,000
S&P 500 Index Total Return
Account Value [Line Items]
Line Graph and Table Measure Name			SPTR
Account Value	25,604	25,604	$ 25,604	25,069		24,475	24,181	23,343	22,241	23,188		22,465	21,326	20,974	20,062	18,383	18,778	19,718	20,037	19,414	18,210	18,132		17,853	17,221	17,651	16,608		17,623	16,690			15,440	17,007	17,730	16,233	17,693	17,661	19,348	18,656	19,231	20,281	19,411	19,546		18,267	19,158	18,592	18,161	17,747	17,624		16,731		16,029	15,599	15,758	15,174	13,677	14,051	14,606	13,626	12,899	12,647	12,072	10,701	12,209	13,304	13,309	12,919	12,466	12,202	11,978	12,171	11,998	11,208	11,969	11,503	11,284	10,933	10,122	11,127	10,904			11,704	11,638	11,271	10,866	10,800	10,546		10,506	10,780	11,192	10,586	10,470	10,158	$ 10,000
S&P 500 Index Total Return
Account Value [Line Items]
Line Graph and Table Measure Name			SPTR
Account Value	13,891	13,891	$ 13,891	13,601		13,279	13,119	12,665	12,066	12,580		12,188	11,570	11,379	10,885	9,974	10,188	10,698	10,871	10,533	9,880	9,837		9,686	9,343	9,577	9,010		9,561	9,055			8,377	9,227	9,619	8,807	9,599	9,582	10,497	10,121	10,434	11,003	10,531	10,605	$ 10,000
MSCI ACWI Net TR Index
Account Value [Line Items]
Line Graph and Table Measure Name			NDUEACWF
Account Value	19,739	19,739	$ 19,739	19,291		18,813	18,514	18,111	17,404	17,998		17,450	16,732	16,634	15,872	14,531	14,981	15,628	16,077	15,509	14,658	14,817		14,607	14,170	14,588	13,612		14,170	13,150			12,402	13,714	14,239	13,309	14,534	14,517	15,780	15,446	15,855	16,674	16,033	16,429		15,631	16,304	15,906	15,797	15,592	15,353		14,710		14,327	14,003	14,067	13,443	11,967	12,266	12,674	11,943	11,343	10,992	10,534	9,515	11,000	11,966	12,100	11,688	11,410	11,106	10,877	11,141	11,109	10,426	11,083	10,721	10,588	10,312	9,558	10,282	10,134	10,000
MSCI ACWI Net TR Index
Account Value [Line Items]
Line Graph and Table Measure Name			NDUEACWF
Account Value	23,577	23,577	$ 23,577	23,042		22,471	22,115	21,633	20,788	21,498		20,843	19,986	19,869	18,959	17,357	17,895	18,666	19,203	18,525	17,508	17,698		17,447	16,925	17,425	16,259		16,925	15,707			14,813	16,381	17,007	15,897	17,361	17,340	18,849	18,450	18,939	19,917	19,151	19,623		18,670	19,475	18,999	18,869	18,624	18,338		17,570		17,113	16,726	16,802	16,057	14,295	14,651	15,139	14,266	13,549	13,130	12,582	11,365	13,139	14,293	14,453	13,961	13,629	13,265	12,992	13,308	13,269	12,453	13,239	12,806	12,647	12,318	11,416	12,281	12,104			13,085	13,028	12,927	12,548	12,617	12,601		12,482	12,755	13,314	12,603	12,403	12,167		11,920	11,694	11,649	11,333	11,281	11,038	10,868	10,737	10,444	10,166	9,951	9,876	10,046	9,985	9,952	9,541	9,599	9,587	9,447	8,795	8,856	9,425	9,598	9,678	8,973	9,311	9,996	$ 10,000
S&P 500 Index Total Return
Account Value [Line Items]
Line Graph and Table Measure Name			SPTR
Account Value	15,683	15,683	$ 15,683	15,355		14,992	14,811	14,298	13,623	14,203		13,760	13,063	12,847	12,288	11,260	11,502	12,078	12,273	11,891	11,154	11,106		10,935	10,548	10,812	10,173		10,795	10,223		$ 10,000
S&P 500 Index Total Return
Account Value [Line Items]
Line Graph and Table Measure Name			SPTR
Account Value	35,098	$ 35,098	$ 35,098	34,364		33,550	33,147	31,999	30,487	31,785		30,794	29,233	28,750	27,501	25,200	25,741	27,030	27,467	26,612	24,963	24,855		24,473	23,606	24,196	22,766		24,158	22,879			21,165	23,312	24,304	22,252	24,254	24,209	26,522	25,573	26,362	27,801	26,608	26,794		25,040	26,261	25,486	24,895	24,327	24,158		22,934		21,972	21,382	21,600	20,801	18,748	19,260	20,021	18,679	17,682	17,337	16,549	14,668	16,735	18,237	18,244	17,709	17,089	16,727	16,419	16,684	16,447	15,364	16,407	15,769	15,468	14,987	13,875	15,252	14,947			16,044	15,953	15,450	14,895	14,804	14,456		14,401	14,777	15,342	14,511	14,352	13,925		13,607	13,332	13,291	13,023	12,943	12,763	12,633	12,619	12,137	11,911	11,680	11,263	11,472	11,470	11,454	11,047	11,018	10,824	10,782	10,097	10,111	10,638	10,809	10,777	9,939	10,191	10,845		10,622	10,832	10,695	10,593	10,763	10,178	10,493	10,520	10,244	10,000
S&P 500 Index Total Return
Account Value [Line Items]
Line Graph and Table Measure Name		SPTR
Account Value	11,152	$ 11,152	11,152	10,918		10,660	10,532	10,167	9,687	10,099	$ 10,000
S&P 500 Index Total Return
Account Value [Line Items]
Line Graph and Table Measure Name		SPTR
Account Value	11,152	$ 11,152	$ 11,152	10,918		10,660	10,532	10,167	9,687	10,099	10,000
MSCI ACWI Net TR Index
Account Value [Line Items]
Line Graph and Table Measure Name			NDUEACWF
Account Value	24,526	24,526	$ 24,526	23,969		23,375	23,004	22,503	21,625	22,363		21,682	20,790	20,669	19,721	18,055	18,615	19,418	19,976	19,270	18,213	18,410		18,149	17,606	18,126	16,913		17,606	16,339			15,409	17,040	17,692	16,537	18,059	18,038	19,607	19,192	19,701	20,718	19,921	20,413		19,422	20,258	19,764	19,628	19,373	19,076		18,277		17,802	17,399	17,478	16,703	14,870	15,240	15,748	14,840	14,094	13,658	13,089	11,822	13,667	14,868	15,034	14,523	14,177	13,799	13,515	13,843	13,803	12,955	13,771	13,322	13,156	12,813	11,876	12,776	12,591			13,611	13,552	13,447	13,053	13,124	13,108		12,984	13,268	13,850	13,110	12,902	12,657		12,399	12,164	12,118	11,789	11,735	11,482	11,305	11,169	10,864	10,575	10,351	10,273	10,451	10,387	10,352	9,924	9,985	9,972	9,827	9,149	9,213	9,804	9,984	10,067	9,334	9,685	10,398		10,309	10,557	10,571	10,273	10,435	9,884	10,041	10,239	10,070	10,000
MSCI ACWI Net TR Index
Account Value [Line Items]
Line Graph and Table Measure Name			NDUEACWF
Account Value	24,526	24,526	$ 24,526	23,969		23,375	23,004	22,503	21,625	22,363		21,682	20,790	20,669	19,721	18,055	18,615	19,418	19,976	19,270	18,213	18,410		18,149	17,606	18,126	16,913		17,606	16,339			15,409	17,040	17,692	16,537	18,059	18,038	19,607	19,192	19,701	20,718	19,921	20,413		19,422	20,258	19,764	19,628	19,373	19,076		18,277		17,802	17,399	17,478	16,703	14,870	15,240	15,748	14,840	14,094	13,658	13,089	11,822	13,667	14,868	15,034	14,523	14,177	13,799	13,515	13,843	13,803	12,955	13,771	13,322	13,156	12,813	11,876	12,776	12,591			13,611	13,552	13,447	13,053	13,124	13,108		12,984	13,268	13,850	13,110	12,902	12,657		12,399	12,164	12,118	11,789	11,735	11,482	11,305	11,169	10,864	10,575	10,351	10,273	10,451	10,387	10,352	9,924	9,985	9,972	9,827	9,149	9,213	9,804	9,984	10,067	9,334	9,685	10,398		10,309	10,557	10,571	10,273	10,435	9,884	10,041	10,239	10,070	10,000
MSCI ACWI Net TR Index
Account Value [Line Items]
Line Graph and Table Measure Name			NDUEACWF
Account Value	13,546	13,546	$ 13,546	13,238		12,910	12,705	12,429	11,943	12,351		11,975	11,482	11,415	10,892	9,972	10,281	10,724	11,033	10,643	10,059	10,168	$ 10,000
MSCI ACWI Net TR Index
Account Value [Line Items]
Line Graph and Table Measure Name			NDUEACWF
Account Value	24,526	24,526	$ 24,526	23,969		23,375	23,004	22,503	21,625	22,363		21,682	20,790	20,669	19,721	18,055	18,615	19,418	19,976	19,270	18,213	18,410		18,149	17,606	18,126	16,913		17,606	16,339			15,409	17,040	17,692	16,537	18,059	18,038	19,607	19,192	19,701	20,718	19,921	20,413		19,422	20,258	19,764	19,628	19,373	19,076		18,277		17,802	17,399	17,478	16,703	14,870	15,240	15,748	14,840	14,094	13,658	13,089	11,822	13,667	14,868	15,034	14,523	14,177	13,799	13,515	13,843	13,803	12,955	13,771	13,322	13,156	12,813	11,876	12,776	12,591			13,611	13,552	13,447	13,053	13,124	13,108		12,984	13,268	13,850	13,110	12,902	12,657		12,399	12,164	12,118	11,789	11,735	11,482	11,305	11,169	10,864	10,575	10,351	10,273	10,451	10,387	10,352	9,924	9,985	9,972	9,827	9,149	9,213	9,804	9,984	10,067	9,334	9,685	10,398		10,309	10,557	10,571	10,273	10,435	9,884	10,041	10,239	10,070	10,000
S&P 500 Index Total Return
Account Value [Line Items]
Line Graph and Table Measure Name			SPTR
Account Value	15,730	15,730	$ 15,730	15,401		15,036	14,855	14,341	13,663	14,245		13,801	13,101	12,885	12,325	11,293	11,536	12,114	12,310	11,926	11,187	11,139		10,968	10,579	10,844	10,203		10,826	10,253			9,486	10,448	10,892	9,972	10,870	10,850	11,886	11,461	11,814	12,459	11,925	12,008		11,222	11,769	11,422	11,157	10,902	10,827		10,278	$ 10,000
MSCI ACWI Net TR Index
Account Value [Line Items]
Line Graph and Table Measure Name			NDUEACWF
Account Value	18,847	18,847	$ 18,847	18,419		17,963	17,678	17,293	16,618	17,185		16,662	15,976	15,883	15,155	13,874	14,305	14,922	15,351	14,808	13,996	14,147		13,947	13,530	13,929	12,997		13,530	12,556			11,841	13,095	13,595	12,708	13,878	13,862	15,068	14,748	15,139	15,921	15,309	15,686		14,925	15,568	15,188	15,084	14,888	14,659		14,045		13,680	13,370	13,431	12,835	11,427	11,712	12,102	11,404	10,831	10,496	10,058	9,085	10,503	11,426	11,553	11,160	10,894	10,604	10,386	10,638	10,607	9,955	10,583	10,237	10,110	9,847	9,126	9,818	9,676		$ 10,000
MVIS® US Listed Biotech 25 Index
Account Value [Line Items]
Line Graph and Table Measure Name			MVBBHTR
Account Value	17,604	17,604	$ 17,604	17,984		17,869	16,717	16,325	15,474	16,482		16,152	16,426	16,392	14,977	14,252	15,363	16,127	15,879	15,400	15,272	15,775		15,972	15,432	16,547	15,770		16,481	15,414			13,795	14,312	15,156	14,316	14,522	14,368	15,914	15,416	16,182	18,559	19,137	19,512		19,756	21,131	20,230	19,722	17,981	18,403		17,116		17,463	18,245	16,571	16,455	14,860	15,760	15,622	16,043	15,865	15,668	14,419	12,435	13,019	12,877	13,568	13,664	12,245	11,434	11,933	12,218	12,523	11,273	11,935	12,432	12,588	12,352	10,769	11,957	11,502			13,090	12,995	12,367	11,529	11,342	11,092		11,554	11,610	12,458	11,965	12,011	12,077		12,805	12,906	12,391	11,980	11,185	11,628	11,362	11,563	10,863	10,240	10,341	9,770	10,954	10,804	10,952	9,728	10,480	10,102	9,854	9,536	9,662	12,039	11,775	11,713	10,830	11,925	13,229		12,756	12,739	11,827	12,259	12,099	11,641	10,909	11,072	10,941	10,000
S&P 500 Index Total Return
Account Value [Line Items]
Line Graph and Table Measure Name			SPTR
Account Value	35,098	35,098	$ 35,098	34,364		33,550	33,147	31,999	30,487	31,785		30,794	29,233	28,750	27,501	25,200	25,741	27,030	27,467	26,612	24,963	24,855		24,473	23,606	24,196	22,766		24,158	22,879			21,165	23,312	24,304	22,252	24,254	24,209	26,522	25,573	26,362	27,801	26,608	26,794		25,040	26,261	25,486	24,895	24,327	24,158		22,934		21,972	21,382	21,600	20,801	18,748	19,260	20,021	18,679	17,682	17,337	16,549	14,668	16,735	18,237	18,244	17,709	17,089	16,727	16,419	16,684	16,447	15,364	16,407	15,769	15,468	14,987	13,875	15,252	14,947			16,044	15,953	15,450	14,895	14,804	14,456		14,401	14,777	15,342	14,511	14,352	13,925		13,607	13,332	13,291	13,023	12,943	12,763	12,633	12,619	12,137	11,911	11,680	11,263	11,472	11,470	11,454	11,047	11,018	10,824	10,782	10,097	10,111	10,638	10,809	10,777	9,939	10,191	10,845		10,622	10,832	10,695	10,593	10,763	10,178	10,493	10,520	10,244	10,000
Bloomberg Commodity Index Total Return
Account Value [Line Items]
Line Graph and Table Measure Name			BCOMTR
Account Value	9,838	9,838	$ 9,838	9,382		9,377	9,772	9,924	9,753	9,498		9,194	9,331	9,294	9,551	9,771	9,745	9,813	9,889	9,307	8,945	9,480		9,551	9,571	10,043	10,092	$ 10,000
MVIS® Global Digital Assets Equity Total Return Net Index
Account Value [Line Items]
Line Graph and Table Measure Name			MVDAPPTR
Account Value	3,340	3,340	$ 3,340	3,003		3,462	3,384	2,879	2,521	3,288		2,824	2,194	2,936	1,946	1,594	1,562	1,842	2,419	1,949	1,693	1,546		1,356	1,245	1,304	798		1,022	1,403			1,484	1,801	1,886	1,317	2,242	3,050	4,564	4,405	4,124	5,651	8,154	8,404		6,487	7,958	6,787	7,385	7,081	8,684	10,000
S&P 500 Index Total Return
Account Value [Line Items]
Line Graph and Table Measure Name			SPTR
Account Value	14,722	14,722	$ 14,722	14,414		14,073	13,904	13,422	12,788	13,333		12,917	12,262	12,060	11,535	10,570	10,797	11,338	11,521	11,163	10,471	10,425		10,265	9,902	10,149	9,549		10,133	9,597			8,878	9,779	10,194	9,334	10,173	10,155	11,125	10,727	11,058	11,661	11,161	11,239		10,503	11,015	10,690	10,442	10,204	10,133	$ 10,000
Morningstar® US Dividend Valuation Index
Account Value [Line Items]
Line Graph and Table Measure Name			MSUSDVTU
Account Value	16,841	16,841	$ 16,841	16,723		16,046	15,255	15,329	15,096	15,402		14,720	14,654	14,773	14,306	13,676	14,127	14,755	15,106	14,734	14,087	14,544		14,353	14,175	14,653	14,600		14,866	13,848			12,471	13,452	13,898	13,466	14,377	13,974	14,396	13,950	14,176	14,205	13,175	13,671		13,304	14,005	13,744	13,356	13,439	13,234		12,928		11,967	11,947	12,268	12,018	11,038	11,253	11,451	11,022	10,694	10,848	10,651	9,677	10,866	11,983	12,240	11,871	11,570	11,373	11,183	11,245	11,197	10,449	11,109	10,799	10,546	10,142	9,675	10,495	10,005	10,000
MVIS® North America Energy Infrastructure Index
Account Value [Line Items]
Line Graph and Table Measure Name			MVEINCTG
Account Value	6,454	6,454	$ 6,454	6,407		6,152	5,975	5,807	5,580	5,625		5,261	5,056	5,028	5,060	4,712	4,709	4,758	4,773	4,566	4,250	4,414		4,316	4,328	4,500	4,311		4,581	4,393			3,937	4,383	4,382	3,968	4,560	4,277	4,374	4,075	3,898	3,588	3,533	3,806		3,592	3,428	3,473	3,612	3,470	3,267		3,098		2,887	2,686	2,577	2,528	2,104	2,099	2,363	2,280	2,276	2,335	2,175	1,615	2,792	3,097	3,225	3,007	3,181	3,213	3,191	3,385	3,335	3,250	3,371	3,306	3,226	3,158	2,771	3,147	3,271			3,509	3,487	3,588	3,431	3,485	3,479		3,236	3,461	3,718	3,534	3,442	3,548		3,560	3,482	3,598	3,447	3,447	3,667	3,708	3,782	3,898	3,692	3,585	3,537	3,558	3,474	3,350	3,199	3,090	2,956	2,641	2,340	2,679	2,950	3,941	4,607	4,226	5,218	5,424		6,123	6,833	7,265	6,526	7,171	6,801	6,930	8,192	9,253	10,000
S&P 500 Index Total Return
Account Value [Line Items]
Line Graph and Table Measure Name			SPTR
Account Value	35,098	35,098	$ 35,098	34,364		33,550	33,147	31,999	30,487	31,785		30,794	29,233	28,750	27,501	25,200	25,741	27,030	27,467	26,612	24,963	24,855		24,473	23,606	24,196	22,766		24,158	22,879			21,165	23,312	24,304	22,252	24,254	24,209	26,522	25,573	26,362	27,801	26,608	26,794		25,040	26,261	25,486	24,895	24,327	24,158		22,934		21,972	21,382	21,600	20,801	18,748	19,260	20,021	18,679	17,682	17,337	16,549	14,668	16,735	18,237	18,244	17,709	17,089	16,727	16,419	16,684	16,447	15,364	16,407	15,769	15,468	14,987	13,875	15,252	14,947			16,044	15,953	15,450	14,895	14,804	14,456		14,401	14,777	15,342	14,511	14,352	13,925		13,607	13,332	13,291	13,023	12,943	12,763	12,633	12,619	12,137	11,911	11,680	11,263	11,472	11,470	11,454	11,047	11,018	10,824	10,782	10,097	10,111	10,638	10,809	10,777	9,939	10,191	10,845		10,622	10,832	10,695	10,593	10,763	10,178	10,493	10,520	10,244	10,000
NYSE Arca Environmental Services Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name			AXENVTR
Account Value	31,053	31,053	$ 31,053	31,015		30,320	29,293	28,513	27,650	28,731		27,769	25,316	26,152	24,610	22,937	24,341	26,388	27,603	27,542	24,308	24,520		24,785	24,624	24,905	23,179		24,856	23,909			22,144	24,337	24,262	22,020	23,964	24,292	25,637	23,542	22,723	25,887	25,551	26,355		24,116	24,915	24,380	23,760	23,738	23,516		22,209		20,517	19,838	20,162	19,236	16,570	16,594	16,674	16,222	15,508	15,357	14,238	12,968	16,680	17,752	17,844	17,506	17,182	17,362	17,037	17,322	17,081	15,927	16,727	16,059	15,863	15,204	13,830	15,416	14,910			15,921	15,940	15,699	14,875	14,645	13,836		13,962	14,065	14,525	14,206	13,976	14,106		13,980	13,047	13,226	12,833	12,715	12,743	12,600	12,497	12,178	12,203	11,956	11,146	11,182	11,157	11,085	10,878	10,438	10,309	10,330	9,319	9,215	9,337	9,626	9,618	9,206	9,661	9,915		9,965	10,101	10,016	10,071	10,135	9,575	10,377	10,235	10,187	10,000
S&P 500 Index Total Return
Account Value [Line Items]
Line Graph and Table Measure Name			SPTR
Account Value	$ 35,098	35,098	$ 35,098	34,364		33,550	33,147	31,999	30,487	31,785		30,794	29,233	28,750	27,501	25,200	25,741	27,030	27,467	26,612	24,963	24,855		24,473	23,606	24,196	22,766		24,158	22,879			21,165	23,312	24,304	22,252	24,254	24,209	26,522	25,573	26,362	27,801	26,608	26,794		25,040	26,261	25,486	24,895	24,327	24,158		22,934		21,972	21,382	21,600	20,801	18,748	19,260	20,021	18,679	17,682	17,337	16,549	14,668	16,735	18,237	18,244	17,709	17,089	16,727	16,419	16,684	16,447	15,364	16,407	15,769	15,468	14,987	13,875	15,252	14,947			16,044	15,953	15,450	14,895	14,804	14,456		14,401	14,777	15,342	14,511	14,352	13,925		13,607	13,332	13,291	13,023	12,943	12,763	12,633	12,619	12,137	11,911	11,680	11,263	11,472	11,470	11,454	11,047	11,018	10,824	10,782	10,097	10,111	10,638	10,809	10,777	9,939	10,191	10,845		10,622	10,832	10,695	10,593	10,763	10,178	10,493	10,520	10,244	10,000
MarketVector™ US Listed Fabless Semiconductor Index
Account Value [Line Items]
Line Graph and Table Measure Name	MVSMHX
Account Value	$ 10,155	10,155	$ 10,155	9,971	$ 10,000
MVIS® Global Gaming Index
Account Value [Line Items]
Line Graph and Table Measure Name			MVBJKTR
Account Value	13,703	13,703	$ 13,703	12,601		12,459	12,340	12,168	12,116	13,233		13,468	12,951	12,925	11,971	11,250	11,949	13,040	13,958	13,377	12,781	13,837		13,225	12,951	12,978	11,483		11,771	10,403			9,713	10,468	10,685	10,014	10,807	10,958	11,853	12,485	12,322	13,069	12,346	14,501		14,149	14,951	14,122	15,459	15,936	16,159		15,508		15,325	13,173	13,579	12,716	10,599	11,293	11,212	9,867	9,600	9,691	9,148	7,493	10,482	11,518	12,106	11,332	11,124	10,262	10,029	10,594	10,499	9,762	10,984	10,256	10,527	10,491	9,277	9,777	9,576			10,755	11,596	12,449	12,388	13,329	12,707		12,391	12,650	13,250	12,521	11,733	11,175		11,167	10,655	10,667	10,653	10,445	10,278	9,887	9,302	9,164	8,934	9,366	8,926	9,142	8,651	8,703	7,957	8,491	8,304	8,605	7,922	7,737	8,029	7,818	8,209	7,228	7,922	9,107		8,519	9,004	9,085	8,920	9,343	9,125	9,333	10,232	10,472	10,000
S&P 500 Index Total Return
Account Value [Line Items]
Line Graph and Table Measure Name			SPTR
Account Value	35,098	35,098	$ 35,098	34,364		33,550	33,147	31,999	30,487	31,785		30,794	29,233	28,750	27,501	25,200	25,741	27,030	27,467	26,612	24,963	24,855		24,473	23,606	24,196	22,766		24,158	22,879			21,165	23,312	24,304	22,252	24,254	24,209	26,522	25,573	26,362	27,801	26,608	26,794		25,040	26,261	25,486	24,895	24,327	24,158		22,934		21,972	21,382	21,600	20,801	18,748	19,260	20,021	18,679	17,682	17,337	16,549	14,668	16,735	18,237	18,244	17,709	17,089	16,727	16,419	16,684	16,447	15,364	16,407	15,769	15,468	14,987	13,875	15,252	14,947			16,044	15,953	15,450	14,895	14,804	14,456		14,401	14,777	15,342	14,511	14,352	13,925		13,607	13,332	13,291	13,023	12,943	12,763	12,633	12,619	12,137	11,911	11,680	11,263	11,472	11,470	11,454	11,047	11,018	10,824	10,782	10,097	10,111	10,638	10,809	10,777	9,939	10,191	10,845		10,622	10,832	10,695	10,593	10,763	10,178	10,493	10,520	10,244	10,000
Indxx US Green Infrastructure - MCAP Weighted Index
Account Value [Line Items]
Line Graph and Table Measure Name			IUGIMWT
Account Value	10,065	10,065	$ 10,065	10,086		10,122	9,509	9,867	8,820	9,330		9,119	8,756	9,865	9,053	8,377	9,452	10,017	10,914	10,287	9,609	9,619		10,150	10,213	10,622	9,579		11,018	10,620	$ 10,000
Bloomberg Commodity Index Total Return
Account Value [Line Items]
Line Graph and Table Measure Name			BCOMTR
Account Value	13,284	13,284	$ 13,284	12,668		12,662	13,194	13,400	13,169	12,824		12,414	12,599	12,549	12,896	13,193	13,158	13,250	13,352	12,566	12,078	12,800		12,897	12,923	13,560	13,627		13,969	13,597			13,331	14,508	14,495	13,902	15,581	15,347	14,737	13,564	12,769	11,738	11,338	12,233		11,925	11,359	11,393	11,187	10,984	10,692		9,874		10,090	9,477	9,235	8,797	8,499	8,381	8,671	8,122	7,683	7,512	7,200	7,312	8,386	8,831	9,532	9,075	9,313	9,129	9,023	9,237	9,299	9,057	9,372	9,411	9,428	9,334	8,852	9,506	9,561			9,771	9,588	9,760	9,973	10,334	10,190	$ 10,000
NDR CMG US Large Cap Long/Flat Index
Account Value [Line Items]
Line Graph and Table Measure Name			NDRCMGLF
Account Value	22,068	22,068	$ 22,068	21,606		21,095	20,841	20,119	19,169	19,985		19,362	18,381	18,077	17,291	16,305	16,655	17,489	17,772	17,219	16,151	16,081		15,977	15,232	15,613	15,006		15,446	14,994			14,593	14,988	16,168	16,156	16,136	16,614	18,202	17,550	18,092	19,079	18,261	18,388		17,184	18,022	17,490	17,085	16,695	16,579		15,739		15,079	14,674	14,824	14,275	12,866	13,218	13,740	12,819	12,134	11,898	11,357	10,066	11,485	12,515	12,520	12,153	11,728	11,479	11,268	11,450	11,287	10,544	11,260	10,822	10,658	10,520	10,078	10,838	10,621			11,400	11,336	11,039	10,715	10,659	10,454		10,440	10,713	11,123	10,520	10,430	10,158	$ 10,000
Morningstar® US Sustainability Moat Focus Index
Account Value [Line Items]
Line Graph and Table Measure Name			MSUSSMGU
Account Value	11,995	11,995	$ 11,995	11,761		11,387	10,887	10,649	10,588	11,203		10,951	10,446	10,545	9,867	9,017	9,411	9,950	10,266	9,959	9,428	9,521		9,531	9,366	9,583	8,873		9,331	8,662			8,007	8,901	9,352	8,620	9,212	9,076	9,882	9,725	10,120	10,848	10,467	10,693	$ 10,000
Morningstar® Global Wide Moat Focus- Net Index
Account Value [Line Items]
Line Graph and Table Measure Name			MSGWMFNU
Account Value	19,390	19,390	$ 19,390	18,838		17,961	17,048	17,192	16,744	17,401		16,884	16,350	16,620	15,621	14,378	14,996	15,764	16,575	16,081	15,224	15,830		15,649	15,383	15,937	14,922		15,305	14,043			13,118	14,555	15,313	14,313	15,512	15,314	16,363	16,253	16,426	16,775	15,972	16,777		16,209	16,967	16,584	16,444	16,459	16,168		15,429		14,933	14,639	14,595	14,173	12,748	13,113	13,460	12,685	12,240	12,018	11,435	10,222	11,585	12,623	12,549	12,191	11,804	11,534	11,293	11,424	11,294	10,622	11,237	10,839	10,777	10,443	9,778	10,560	10,133	10,000
S&P 500 Index Total Return
Account Value [Line Items]
Line Graph and Table Measure Name			SPTR
Account Value	23,737	23,737	$ 23,737	23,240		22,690	22,417	21,640	20,618	21,496		20,826	19,770	19,444	18,599	17,042	17,408	18,280	18,576	17,997	16,882	16,809		16,551	15,964	16,364	15,396		16,338	15,473			14,314	15,766	16,436	15,049	16,403	16,373	17,937	17,295	17,829	18,801	17,995	18,121		16,934	17,760	17,236	16,836	16,452	16,338		15,510		14,859	14,461	14,608	14,067	12,679	13,026	13,540	12,632	11,958	11,725	11,192	9,920	11,318	12,333	12,338	11,977	11,557	11,312	11,104	11,283	11,123	10,391	11,096	10,664	10,461	10,135	9,384	10,315	10,109	$ 10,000
Morningstar® Global Markets ex-US Moat Focus IndexSM
Account Value [Line Items]
Line Graph and Table Measure Name			MGEUMFUN
Account Value	16,340	16,340	$ 16,340	15,201		14,800	14,574	15,093	14,381	14,370		14,064	13,687	14,359	13,844	12,770	13,458	14,044	15,003	14,191	13,575	14,193		14,247	13,997	14,272	12,969		12,878	11,200			10,947	12,203	12,679	12,449	13,526	13,223	13,799	13,940	14,009	13,883	13,285	14,045		13,838	14,091	13,969	14,628	15,219	14,785		14,546		14,253	13,606	13,744	13,187	11,431	11,722	12,130	11,560	11,265	10,861	10,657	9,829	11,273	12,142	12,760	12,285	12,108	11,715	11,321	11,698	11,852	11,238	12,166	11,883	11,968	11,754	10,885	11,464	11,117			12,191	12,162	12,325	11,985	12,186	12,605		12,462	12,632	13,242	12,503	12,288	12,190		12,215	12,039	11,930	11,364	11,325	10,862	10,653	10,309	10,083	9,591	9,469	9,303	9,555	9,338	9,232	8,809	9,242	9,439	9,306	8,546	8,471	9,068	9,253	9,411	8,787	9,047	9,906	10,000
S&P 500 Index Total Return
Account Value [Line Items]
Line Graph and Table Measure Name			SPTR
Account Value	32,445	32,445	$ 32,445	31,767		31,014	30,641	29,580	28,183	29,383		28,467	27,024	26,577	25,422	23,295	23,795	24,986	25,391	24,600	23,076	22,976		22,623	21,822	22,367	21,045		22,332	21,150			19,566	21,550	22,467	20,570	22,421	22,380	24,518	23,640	24,370	25,699	24,597	24,769		23,147	24,276	23,560	23,013	22,488	22,332		21,201		20,311	19,766	19,968	19,228	17,331	17,805	18,508	17,267	16,345	16,026	15,298	13,560	15,470	16,858	16,865	16,371	15,797	15,462	15,178	15,423	15,204	14,203	15,167	14,577	14,299	13,854	12,826	14,099	13,818			14,831	14,747	14,282	13,770	13,685	13,364		13,312	13,660	14,182	13,414	13,267	12,872		12,579	12,324	12,287	12,039	11,964	11,798	11,678	11,665	11,219	11,011	10,797	10,412	10,605	10,603	10,588	10,212	10,185	10,006	9,967	9,334	9,346	9,834	9,992	9,962	9,187	9,420	10,025	$ 10,000
Morningstar® US Small-Mid Cap Moat Focus IndexSM
Account Value [Line Items]
Line Graph and Table Measure Name			MSUMMFGU
Account Value	13,697	13,697	$ 13,697	13,387		13,245	12,512	12,635	12,420	13,336		12,731	11,945	12,286	11,197	10,178	11,006	11,574	12,077	11,577	10,569	10,824		10,977	11,286	11,668	10,418		10,924	10,103		$ 10,000
Morningstar® Wide Moat Focus IndexSM
Account Value [Line Items]
Line Graph and Table Measure Name			MWMFTR
Account Value	37,324	$ 37,324	$ 37,324	36,668		35,113	33,302	33,288	32,805	34,516		33,319	31,957	32,527	30,154	27,432	28,781	30,436	31,571	30,245	28,364	28,246		27,963	26,712	27,460	24,566		25,989	23,894			22,378	24,837	26,111	23,763	25,684	25,687	27,756	27,316	27,621	28,263	26,956	27,882		26,889	28,058	27,664	27,124	26,816	26,403		25,309		23,890	22,515	22,646	21,973	19,105	19,644	20,404	19,236	18,773	18,700	17,931	15,731	18,005	19,398	19,677	19,270	18,481	17,741	17,093	17,496	16,991	15,845	17,217	16,452	16,456	15,876	14,505	15,965	15,231			16,162	15,962	15,659	15,041	14,680	14,498		14,289	14,805	15,516	14,614	14,375	13,782		13,732	13,471	13,565	13,441	13,066	13,000	12,749	12,783	12,157	11,805	11,746	11,133	11,392	11,585	11,491	10,879	11,100	10,810	10,275	9,653	9,174	9,647	10,004	9,832	9,110	9,491	10,202		9,975	10,128	10,237	9,854	10,032	9,414	10,078	10,281	10,076	10,000
Morningstar® US Broad Growth Wide Moat Focus Index
Account Value [Line Items]
Line Graph and Table Measure Name		MSUBGFGU
Account Value	10,519	$ 10,519	10,519	10,251		9,865	9,547	9,274	9,473	10,148	10,000
Morningstar® US Broad Value Wide Moat Focus Index
Account Value [Line Items]
Line Graph and Table Measure Name		MSUBVFGU
Account Value	11,201	$ 11,201	$ 11,201	11,019		10,624	9,971	10,089	9,772	10,231	$ 10,000
MVIS® US Listed Pharmaceutical 25 Index
Account Value [Line Items]
Line Graph and Table Measure Name			MVPPHTR
Account Value	17,760	17,760	$ 17,760	18,565		17,379	17,027	16,828	16,306	16,793		16,451	15,795	15,071	14,504	13,914	14,685	15,062	14,800	14,471	13,874	14,489		14,143	13,785	14,283	14,191		14,030	13,258			12,188	12,817	13,935	13,888	14,316	14,025	14,327	13,616	13,639	13,839	12,814	13,470		12,976	13,572	13,358	12,996	12,846	12,393		12,217		11,950	12,074	11,780	11,494	10,422	10,927	11,342	11,115	10,920	11,111	10,639	9,498	10,316	11,196	11,223	10,834	10,334	9,874	9,775	9,971	10,140	9,453	10,049	10,423	10,415	10,062	9,450	10,734	10,335			10,974	10,842	10,551	10,021	9,848	9,619		9,554	9,746	10,366	10,004	9,647	9,288		9,673	9,319	9,710	9,836	9,549	9,199	9,113	9,187	8,635	8,669	8,532	8,537	9,426	9,662	10,144	9,579	9,598	9,496	9,283	9,263	9,764	10,533	10,404	10,428	10,096	10,899	11,879		11,296	11,635	11,296	11,122	10,965	10,355	10,184	10,464	10,018	10,000
S&P 500 Index Total Return
Account Value [Line Items]
Line Graph and Table Measure Name			SPTR
Account Value	35,098	35,098	$ 35,098	34,364		33,550	33,147	31,999	30,487	31,785		30,794	29,233	28,750	27,501	25,200	25,741	27,030	27,467	26,612	24,963	24,855		24,473	23,606	24,196	22,766		24,158	22,879			21,165	23,312	24,304	22,252	24,254	24,209	26,522	25,573	26,362	27,801	26,608	26,794		25,040	26,261	25,486	24,895	24,327	24,158		22,934		21,972	21,382	21,600	20,801	18,748	19,260	20,021	18,679	17,682	17,337	16,549	14,668	16,735	18,237	18,244	17,709	17,089	16,727	16,419	16,684	16,447	15,364	16,407	15,769	15,468	14,987	13,875	15,252	14,947			16,044	15,953	15,450	14,895	14,804	14,456		14,401	14,777	15,342	14,511	14,352	13,925		13,607	13,332	13,291	13,023	12,943	12,763	12,633	12,619	12,137	11,911	11,680	11,263	11,472	11,470	11,454	11,047	11,018	10,824	10,782	10,097	10,111	10,638	10,809	10,777	9,939	10,191	10,845		10,622	10,832	10,695	10,593	10,763	10,178	10,493	10,520	10,244	10,000
MVIS® US Listed Retail 25 Index
Account Value [Line Items]
Line Graph and Table Measure Name			MVRTHTR
Account Value	39,051	39,051	$ 39,051	37,435		37,260	36,762	35,881	35,381	37,711		36,743	34,059	33,688	31,696	29,708	29,704	31,220	31,864	30,926	28,966	29,305		28,929	28,226	29,979	28,089		30,297	28,516			27,110	29,057	29,569	26,636	28,325	29,837	31,606	30,758	31,706	34,066	33,244	32,395		30,347	31,488	30,680	30,486	29,656	30,155		28,653		26,664	27,169	27,254	27,234	24,904	25,694	26,265	24,448	22,865	22,247	20,865	18,202	19,411	20,635	20,768	20,537	19,932	19,597	19,280	18,838	18,657	17,376	18,536	17,961	17,516	17,327	16,101	17,557	17,507			18,898	18,772	17,477	16,985	16,305	16,379		15,813	16,410	17,214	15,497	14,933	13,639		13,610	13,221	13,657	13,439	13,844	13,606	13,217	13,237	12,829	12,701	12,797	12,344	12,834	13,001	13,219	12,735	12,613	12,530	12,697	12,070	12,108	12,797	12,557	12,376	11,844	12,034	12,689		12,019	12,161	12,065	12,469	12,326	11,614	11,558	11,270	10,334	10,000
S&P 500 Index Total Return
Account Value [Line Items]
Line Graph and Table Measure Name			SPTR
Account Value	35,098	35,098	$ 35,098	34,364		33,550	33,147	31,999	30,487	31,785		30,794	29,233	28,750	27,501	25,200	25,741	27,030	27,467	26,612	24,963	24,855		24,473	23,606	24,196	22,766		24,158	22,879			21,165	23,312	24,304	22,252	24,254	24,209	26,522	25,573	26,362	27,801	26,608	26,794		25,040	26,261	25,486	24,895	24,327	24,158		22,934		21,972	21,382	21,600	20,801	18,748	19,260	20,021	18,679	17,682	17,337	16,549	14,668	16,735	18,237	18,244	17,709	17,089	16,727	16,419	16,684	16,447	15,364	16,407	15,769	15,468	14,987	13,875	15,252	14,947			16,044	15,953	15,450	14,895	14,804	14,456		14,401	14,777	15,342	14,511	14,352	13,925		13,607	13,332	13,291	13,023	12,943	12,763	12,633	12,619	12,137	11,911	11,680	11,263	11,472	11,470	11,454	11,047	11,018	10,824	10,782	10,097	10,111	10,638	10,809	10,777	9,939	10,191	10,845		10,622	10,832	10,695	10,593	10,763	10,178	10,493	10,520	10,244	10,000
BlueStar Robotics Index
Account Value [Line Items]
Line Graph and Table Measure Name			BRBTNTR
Account Value	13,346	13,346	$ 13,346	13,255		13,286	13,339	13,024	12,385	13,084		12,733	11,847	11,813	10,801	9,534	10,250	10,976	11,414	11,337	10,583	10,038	10,000
S&P 500 Index Total Return
Account Value [Line Items]
Line Graph and Table Measure Name			SPTR
Account Value	14,405	14,405	$ 14,405	14,104		13,770	13,604	13,133	12,513	13,045		12,639	11,998	11,800	11,287	10,342	10,565	11,094	11,273	10,922	10,245	10,201	$ 10,000
MVIS® US Listed Semiconductor 25 Index
Account Value [Line Items]
Line Graph and Table Measure Name			MVSMHTR
Account Value	108,480	108,480	$ 108,480	107,599		109,215	115,193	106,144	94,571	99,365		93,533	82,042	77,169	70,400	60,960	63,579	68,490	70,404	66,795	63,170	54,189		57,695	52,455	51,954	44,491		49,319	41,004			40,098	46,426	51,385	44,110	52,889	49,739	58,335	58,061	59,619	66,840	65,680	58,889		55,138	58,261	56,656	56,364	53,551	52,238		52,323		51,766	48,715	46,919	44,460	37,339	37,227	37,434	35,506	32,653	30,186	28,543	24,990	28,152	29,394	30,224	27,970	26,841	25,067	24,091	24,628	23,194	20,677	24,465	22,376	21,729	20,334	18,380	19,783	19,342			21,974	22,489	21,993	21,178	22,129	20,075		21,554	21,997	22,008	20,202	20,417	20,706		19,013	18,045	17,481	16,690	17,500	16,237	16,237	15,552	15,192	14,601	14,340	13,798	14,018	13,360	12,824	11,515	11,477	10,602	11,119	10,175	10,052	10,776	11,006	10,722	9,878	9,788	10,296		10,791	11,805	10,974	10,938	11,259	10,421	10,785	10,847	10,070	10,000
S&P 500 Index Total Return
Account Value [Line Items]
Line Graph and Table Measure Name			SPTR
Account Value	35,098	35,098	$ 35,098	34,364		33,550	33,147	31,999	30,487	31,785		30,794	29,233	28,750	27,501	25,200	25,741	27,030	27,467	26,612	24,963	24,855		24,473	23,606	24,196	22,766		24,158	22,879			21,165	23,312	24,304	22,252	24,254	24,209	26,522	25,573	26,362	27,801	26,608	26,794		25,040	26,261	25,486	24,895	24,327	24,158		22,934		21,972	21,382	21,600	20,801	18,748	19,260	20,021	18,679	17,682	17,337	16,549	14,668	16,735	18,237	18,244	17,709	17,089	16,727	16,419	16,684	16,447	15,364	16,407	15,769	15,468	14,987	13,875	15,252	14,947			$ 16,044	$ 15,953	$ 15,450	$ 14,895	$ 14,804	$ 14,456		$ 14,401	$ 14,777	$ 15,342	$ 14,511	$ 14,352	$ 13,925		$ 13,607	$ 13,332	$ 13,291	$ 13,023	$ 12,943	$ 12,763	$ 12,633	$ 12,619	$ 12,137	$ 11,911	$ 11,680	$ 11,263	$ 11,472	$ 11,470	$ 11,454	$ 11,047	$ 11,018	$ 10,824	$ 10,782	$ 10,097	$ 10,111	$ 10,638	$ 10,809	$ 10,777	$ 9,939	$ 10,191	$ 10,845		$ 10,622	$ 10,832	$ 10,695	$ 10,593	$ 10,763	$ 10,178	$ 10,493	$ 10,520	$ 10,244	$ 10,000
BUZZ NextGen AI US Sentiment Leaders Index
Account Value [Line Items]
Line Graph and Table Measure Name			BUZZTR
Account Value	8,764	8,764	$ 8,764	8,519		8,682	8,638	8,457	8,025	8,747		8,300	7,340	7,614	6,813	5,856	6,244	6,620	7,278	6,653	6,231	5,804		6,032	5,736	5,829	4,914		5,610	5,486			5,127	5,747	5,961	5,196	6,022	6,167	7,791	7,589	7,858	9,367	10,132	10,497		9,888	10,571	10,183	10,704	9,895	9,912		9,649	$ 10,000
MVIS® Global Video Gaming and eSports Index TR
Account Value [Line Items]
Line Graph and Table Measure Name			MVESPOTR
Account Value	27,429	27,429	$ 27,429	25,316		24,409	23,911	23,224	21,611	22,310		22,057	20,507	20,293	19,535	17,608	18,236	19,162	20,710	19,614	18,533	17,885		18,592	16,382	17,116	15,163		15,668	13,925			14,156	16,499	17,432	16,376	18,131	17,372	20,181	20,857	21,270	22,835	24,261	23,021		21,682	22,903	22,483	24,111	23,514	23,458		22,519		23,788	23,971	23,142	21,591	19,688	20,197	20,405	18,593	17,061	15,521	13,836	12,738	12,633	12,751	12,532	11,745	11,245	11,068	11,050	10,994	10,897	10,379	10,728	10,327	9,504	9,711	8,791	9,175	9,058		10,000
S&P 500 Index Total Return
Account Value [Line Items]
Line Graph and Table Measure Name			SPTR
Account Value	$ 22,669	$ 22,669	$ 22,669	$ 22,195		$ 21,669	$ 21,409	$ 20,667	$ 19,691	$ 20,529		$ 19,889	$ 18,881	$ 18,569	$ 17,762	$ 16,276	$ 16,625	$ 17,458	$ 17,740	$ 17,188	$ 16,123	$ 16,053		$ 15,806	$ 15,247	$ 15,628	$ 14,704		$ 15,603	$ 14,777			$ 13,670	$ 15,057	$ 15,697	$ 14,372	$ 15,665	$ 15,636	$ 17,130	$ 16,517	$ 17,027	$ 17,956	$ 17,186	$ 17,306		$ 16,173	$ 16,961	$ 16,461	$ 16,079	$ 15,712	$ 15,603		$ 14,813		$ 14,191	$ 13,810	$ 13,951	$ 13,435	$ 12,109	$ 12,440	$ 12,931	$ 12,064	$ 11,420	$ 11,197	$ 10,688	$ 9,474	$ 10,809	$ 11,779	$ 11,783	$ 11,438	$ 11,037	$ 10,803	$ 10,605	$ 10,776	$ 10,623	$ 9,924	$ 10,597	$ 10,185	$ 9,990	$ 9,680	$ 8,962	$ 9,851	$ 9,654		$ 10,000